Installment Loans	12 Months Ended
Mar. 31, 2017
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2016 and 2017 is as follows:

	Millions of yen
	2016	2017
Borrowers in Japan:
Consumer—
Housing loans	¥1,122,088	¥1,261,571
Card loans	260,533	270,007
Other	23,466	28,668

	1,406,087	1,560,246

Corporate—
Real estate companies	230,001	270,965
Non-recourse loans	19,951	12,758
Commercial, industrial and other companies	365,371	340,050

	615,323	623,773

Overseas:
Non-recourse loans	61,260	75,968
Commercial, industrial companies and other	479,039	530,924

	540,299	606,892
Purchased loans*	30,524	24,795

	¥2,592,233	¥2,815,706

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2017, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2018	¥473,690
2019	308,873
2020	256,967
2021	223,030
2022	189,921
Thereafter	1,338,430

Total	¥2,790,911

Included in finance revenues in the consolidated statements of income is interest income on loans of ¥110,390 million, ¥118,982 million and ¥127,128 million fiscal 2015, 2016 and 2017, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option was elected. A subsidiary elected the fair value option on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2016 and 2017 were ¥21,867 million and ¥22,548 million, respectively. There were ¥20,673 million and ¥19,232 million of loans held for sale as of March 31, 2016 and 2017, respectively, measured at fair value by electing the fair value option.

Purchased loans acquired by the Company and its subsidiaries are generally loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely and characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥30,524 million and ¥24,795 million as of March 31, 2016 and 2017, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2016 and 2017 were ¥7,799 million and ¥6,326 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥11,013 million and ¥7,443 million as of March 31, 2016 and 2017, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Beginning balance	¥14,148	¥10,717	¥8,233
Provision (Reversal)	(690)	(1,308)	(1,247)
Charge-offs	(3,390)	(1,236)	(841)
Recoveries	432	232	232
Other*	217	(172)	(316)

Ending balance	¥10,717	¥8,233	¥6,061

*	Other includes foreign currency translation adjustments.